Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of the Class A Ordinary Shares Subject to Possible Redemption Reflected on the Accompanying Unaudited Condensed Consolidated Balance Sheet	The Class A ordinary shares subject to possible redemption reflected on the accompanying condensed consolidated balance sheets
Gross proceeds	$200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption	(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,070,678
Class A ordinary shares subject to possible redemption at December 31, 2022	47,164,548
Increase in redemption value of Class A ordinary shares subject to possible redemption	501,501
Class A ordinary shares subject to possible redemption at March 31, 2023	$47,666,049
The Class A ordinary shares subject to possible redemption reflected on the accompanying consolidated balance sheet is reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption as of December 31, 2021	200,000,000
Redemption of Class A ordinary shares subject to possible redemption	(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,070,678
Class A ordinary share subject to possible redemption as of December 31, 2022	$47,164,548